LORD ABBETT BOND DEBENTURE FUND

Supplement dated August 30, 2024 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

May 1, 2024, as supplemented

The following table replaces the table in the subsection under “Management—Portfolio Managers” on page 13 of the summary prospectus and the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2014
Robert A. Lee, Partner and Co-Head of Taxable Fixed Income	2013
Andrew H. O’Brien, Partner and Portfolio Manager	2014
Kewjin Yuoh, Partner and Portfolio Manager	2014
Robert S. Clark, Portfolio Manager	2015
Christopher J. Gizzo, Partner and Deputy Director of Leveraged Credit	2013

The following paragraph replaces the fourth paragraph under “Management and Organization of the Fund” beginning on page 38 of the statutory prospectus:

Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income, heads the Fund’s team. Mr. Rocco joined Lord Abbett in 2004. Additional members of the Fund’s team are Robert A. Lee, Partner and Co-Head of Taxable Fixed Income, Andrew H. O’Brien, Partner and Portfolio Manager, Kewjin Yuoh, Partner and Portfolio Manager, Robert S. Clark, Portfolio Manager, and Christopher J. Gizzo, Partner and Deputy Director of Leveraged Credit. Messrs. Lee, O’Brien, Yuoh, Clark, and Gizzo joined Lord Abbett in 1997, 1998, 2010, 2010, and 2008, respectively. Messrs. Rocco, Lee, O’Brien, Yuoh, Clark, and Gizzo are jointly and primarily responsible for the day-to-day management of the Fund.

The table under the heading titled “Portfolio Manager Information—Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”) is replaced in its entirety by the following:

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Steven F. Rocco	19	70,622.78	14	10,616.18	18	4,177.56
Robert A. Lee	15	70,799.06	11	10,679.91	661	4,226.76
Andrew H. O’Brien	14	67,877.35	8	8,963.91	26	4,757.44
Kewjin Yuoh	15	70,451.06	9	9,070.32	633	204.21
Robert S. Clark	1	1,093.59	1	936.94	0	0
Christopher J. Gizzo	5	12,400.01	2	2,592.21	0	0

The table under the heading titled “Portfolio Manager Information—Holdings of Portfolio Managers” on page 7-1 of the SAI is replaced in its entirety by the following:

Ownership of Securities	Aggregate Dollar Range of Securities
Steven F. Rocco[1]	$500,001-$1,000,000
Robert A. Lee	Over $1,000,000
Andrew H. O’Brien	$50,001-$100,000
Kewjin Yuoh	$10,001-$50,000
Robert S. Clark[1]	$50,001-$100,000
Christopher J. Gizzo[1]	$50,001-$100,000

1 Data as of April 3, 2024.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.